Label	Element	Value
VPC Impact Acquisition Holdings III, Inc [Member]
Deferred Offering Costs Included In Accrued Offering Costs	vpcc_DeferredOfferingCostsIncludedInAccruedOfferingCosts	$ 75,000
Cash and Cash Equivalents, Period Increase (Decrease)	us-gaap_CashAndCashEquivalentsPeriodIncreaseDecrease	0
Increase (Decrease) in Accrued Liabilities	us-gaap_IncreaseDecreaseInAccruedLiabilities	$ 604